Income Taxes - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance	$ 11,989,000	$ 7,641,000
Gross increases — current year tax positions	6,376,000	3,375,000
Gross increases — prior year tax positions	187,000	1,904,000
Gross decreases — current year tax positions	(1,365,000)	(931,000)
Balance	17,187,000	11,989,000
Accrued interest and penalties related to unrecognized tax benefits	$ 1,200,000